Segment Information (Tables)	12 Months Ended
Apr. 30, 2011
Segment Information [Abstract]
Net sales by product category

	2009	2010	2011
Net sales:
Spirits	$2,832	$2,916	$3,102
Wine	360	310	302

	$3,192	$3,226	$3,404

Net sales by geographic region

	2009	2010	2011
Net sales:
United States	$1,542	$1,529	$1,525
Europe	892	879	909
Other	758	818	970

	$3,192	$3,226	$3,404